Share-based compensation - Share options plans assumptions (Details) - Share option plans - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Weighted average fair value of share options granted	SFr 0.68	SFr 1.03
Weighted average share price per share at the grant date	SFr 1.93	SFr 2.94	SFr 2.27
Weighted average strike price per share	SFr 1.92	SFr 3.00	SFr 1.85
Weighted average volatility	36.45%	36.86%	43.00%
Weighted average annual risk free rate / annual riskfree rate	0.13%	0.13%	0.13%